Equity affiliates, other investments and related parties - Related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance sheet
Receivables: Debtors and other debtors	$ 1,144	$ 1,231	$ 809
Loans (excl. loans to equity accounted for affiliates)	232	184	113
Payables: Creditors and other creditors	1,068	1,610	1,347
Payables: Debts	1	5	2
Statement of income
Sales	7,222	6,806	4,250
Purchases	(15,574)	(25,656)	(13,473)
Financial income	3	3
Financial expense	$ (5)	$ (9)	$ (8)